Subsequent events (Details) - Exclude		1 Months Ended		4 Months Ended
	Feb. 21, 2020	May 31, 2020	Apr. 30, 2020	Apr. 27, 2020 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 Q / $	Dec. 31, 2017 ₡ / $
Disclosure of non-adjusting events after reporting period [line items]
Closing foreign exchange rate				24.6230	18.8452	7.6988	573.4400	18.8452	19.6829	7.7440	609.6100	19.7354	7.3448	572.5600
Renewal term of Concession to provide air transportation services
Disclosure of non-adjusting events after reporting period [line items]
Renewal term to provide air transportation services	20 years
Change in exchange rate
Disclosure of non-adjusting events after reporting period [line items]
Closing foreign exchange rate				24.6230	18.8452
Depreciation of Mexican Peso				30.70%
Outbreak of COVID-19
Disclosure of non-adjusting events after reporting period [line items]
Percentage of decrease in capacity		90.00%	80.00%